AUDREY L. CHENG

Assistant Vice President, Counsel

Office: (949) 219-3202

Fax: (949) 219-3706

E-mail: Audrey.Cheng@PacificLife.com

January 30, 2015

Via Electronic Transmission

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Pacific Funds Series Trust

(File Nos. 333-61366, 811-10385)

Dear Sir or Madam:

On behalf of Pacific Funds Series Trust (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 111 to the Trust’s Registration Statement on Form N-1A, with exhibits, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”). This PEA is filed primarily for purposes of adding the PF Absolute Return and PF Equity Long/Short Funds and adding a new share class, Class P, to Pacific FundsSM Core Income (formerly known as PL Income Fund).

Information that was not available or final at the time of the filing (e.g., other accounts managed, beneficial interest of portfolio managers, if any) as well as agreements to be filed pursuant to Item 28 of Form N-1A together with the financial information (if any), will be filed with a 485(b) post-effective amendment prior to the effective date of this PEA.

As the facing sheet indicates, PEA No. 111 is scheduled to become effective seventy-five (75) days after filing. No fees are required in connection with this filing.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/ Audrey L. Cheng

Audrey L. Cheng

cc: Laurene E. MacElwee, Pacific Life Fund Advisors LLC

      Robin Yonis, Esq., Pacific Life Fund Advisors LLC

      Anthony H. Zacharski, Esq., Dechert LLP (w/attachment)